Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Carrying amounts and movements of right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Right-of-use assets
		Electric	Trans-
		utility plant	portation	Land use
	Buildings	in service	facilities	rights*	Others	Total

As at 1 January 2021	290,895	4,490,469	180,717	12,846,552	483,441	18,292,074
Additions	57,722	1,853,135	110,215	864,204	531,130	3,416,406
Depreciation charge	(91,663)	(294,183)	(10,014)	(509,762)	(28,258)	(933,880)
Disposals/write-off	—	(340)	—	(113,993)	(21,279)	(135,612)
Early termination	(27,158)	(892,896)	—	(53,943)	—	(973,997)
Currency translation differences	(915)	(2,392)	(17,401)	(40,356)	—	(61,064)

As at 31 December 2021	228,881	5,153,793	263,517	12,992,702	965,034	19,603,927

	Right-of-use assets
		Electric utility	Trans-
		plant in	portation	Land use
	Buildings	service	facilities	rights*	Others	Total

As at 1 January 2020	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072
Additions	255,030	1,453,919	—	621,787	69,903	2,400,639
Business Combination	—	—	—	122,872	—	122,872
Depreciation charge	(97,483)	(228,539)	(7,021)	(431,476)	(48,705)	(813,224)
Disposals/write-off	—	(7,589)	—	(4,241)	—	(11,830)
Early termination	(8,570)	(497,815)	—	—	(216)	(506,601)
Reclassification	—	(26,698)	—	28,606	(1,908)	—
Currency translation differences	(1,396)	(3,302)	(18,683)	(44,473)	—	(67,854)

As at 31 December 2020	290,895	4,490,469	180,717	12,846,552	483,441	18,292,074

Carrying amounts and movements of lease liabilities

	As at 31
	December
	2021	2020

Carrying amount at 1 January	5,482,346	4,712,670
New leases	3,193,836	2,201,755
Business Combination	—	91,595
Accretion of interest recognized during the year	374,244	275,810
Currency translation differences	(58,294)	(66,099)
Payments	(1,860,532)	(1,385,143)
Early termination	(192,233)	(348,242)

Carrying amount at 31 December	6,939,367	5,482,346
Analyzed into:
Current portion	800,521	1,676,711
Non-current portion	6,138,846	3,805,635

Maturity analysis of lease liabilities

	As at 31 December
	2021	2020

Within 1 year	1,026,900	1,908,275
After 1 year but within 2 years	1,624,435	649,809
After 2 years but within 3 years	602,623	422,076
After 3 years	5,656,876	4,051,229
Subtotal	8,910,834	7,031,389
Unrecognized finance fees	1,971,467	1,549,043

Total	6,939,367	5,482,346

Leases recognized in profit or loss

	As at 31
	December
	2021	2020

Interest on lease liabilities	169,696	202,264
Depreciation charge of right-of-use assets	749,383	785,518
Expense relating to short-term leases	111,886	103,817
Expense relating to leases of low-value assets	3,023	2,214

Total amount recognized in profit	1,033,988	1,093,813

Maturity analysis of finance lease receivables

	As at 31 December
	2021	2020

Within 1 year	1,872,397	1,924,763
After 1 year but within 2 years	1,883,028	1,925,641
After 2 years but within 3 years	1,893,937	1,928,125
After 3 years but within 4 years	1,900,892	1,939,174
After 4 years but within 5 years	1,922,609	1,969,470
After 5 years	15,585,762	17,921,037

Total undiscounted finance lease payments	25,058,625	27,608,210
Unearned finance income	(15,840,838)	(17,694,886)
Allowance for ECL	(2,643)	(2,925)

Total finance lease receivables as at 31 December (note 15 and 17)	9,215,144	9,910,399

Maturity analysis of operating lease payments

	As at 31 December
	2021	2020

Within 1 year	108,066	11,652
After 1 year but within 2 years	2,378	3,701
After 2 years but within 3 years	781	2,161
After 3 years but within 4 years	546	1,021
After 4 years but within 5 years	193	525
After 5 years	398	3,020

Total	112,362	22,080